Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2017
Registrant Name	BAILLIE GIFFORD FUNDS
Central Index Key	0001120543
Amendment Flag	false
Document Creation Date	Apr. 30, 2018
Document Effective Date	Apr. 30, 2018
Prospectus Date	Apr. 30, 2018
Class K & Institutional Class | Baillie Gifford The Asia Ex Japan Fund | Institutional Class
Prospectus:
Trading Symbol	BSASX
Class K & Institutional Class | Baillie Gifford The Asia Ex Japan Fund | Class K
Prospectus:
Trading Symbol	BASKX
Class K & Institutional Class | Baillie Gifford EAFE Fund | Institutional Class
Prospectus:
Trading Symbol	BGESX
Class K & Institutional Class | Baillie Gifford EAFE Fund | Class K
Prospectus:
Trading Symbol	BGEKX
Class K & Institutional Class | Baillie Gifford EAFE Choice Fund | Institutional Class
Prospectus:
Trading Symbol	BGCSX
Class K & Institutional Class | Baillie Gifford EAFE Choice Fund | Class K
Prospectus:
Trading Symbol	BKGCX
Class K & Institutional Class | Baillie Gifford EAFE Pure Fund | Institutional Class
Prospectus:
Trading Symbol	BSGPX
Class K & Institutional Class | Baillie Gifford EAFE Pure Fund | Class K
Prospectus:
Trading Symbol	BGPKX
Class K & Institutional Class | Baillie Gifford Emerging Markets Fund | Institutional Class
Prospectus:
Trading Symbol	BGEGX
Class K & Institutional Class | Baillie Gifford Emerging Markets Fund | Class K
Prospectus:
Trading Symbol	BGKEX
Class K & Institutional Class | Baillie Gifford Global Alpha Equity Fund | Class K
Prospectus:
Trading Symbol	BGAKX
Class K & Institutional Class | Baillie Gifford Global Alpha Equity Fund | Institutional Class
Prospectus:
Trading Symbol	BGASX
Class K & Institutional Class | Baillie Gifford Global Select Equity Fund | Institutional Class
Prospectus:
Trading Symbol	BGSSX
Class K & Institutional Class | Baillie Gifford Global Select Equity Fund | Class K
Prospectus:
Trading Symbol	BGSKX
Class K & Institutional Class | Baillie Gifford International Concentrated Growth Fund | Institutional Class
Prospectus:
Trading Symbol	BTLSX
Class K & Institutional Class | Baillie Gifford International Concentrated Growth Fund | Class K
Prospectus:
Trading Symbol	BTLKX
Class K & Institutional Class | Baillie Gifford International Equity Fund | Institutional Class
Prospectus:
Trading Symbol	BINSX
Class K & Institutional Class | Baillie Gifford International Equity Fund | Class K
Prospectus:
Trading Symbol	BGIKX
Class K & Institutional Class | Baillie Gifford The Long Term Global Growth Equity Fund | Institutional Class
Prospectus:
Trading Symbol	BSGLX
Class K & Institutional Class | Baillie Gifford The Long Term Global Growth Equity Fund | Class K
Prospectus:
Trading Symbol	BGLKX
Class K & Institutional Class | Baillie Gifford Positive Change Equity Fund | Institutional Class
Prospectus:
Trading Symbol	BPESX
Class K & Institutional Class | Baillie Gifford Positive Change Equity Fund | Class K
Prospectus:
Trading Symbol	BPEKX
Class K & Institutional Class | Baillie Gifford U.S. Equity Growth Fund | Institutional Class
Prospectus:
Trading Symbol	BGGSX
Class K & Institutional Class | Baillie Gifford U.S. Equity Growth Fund | Class K
Prospectus:
Trading Symbol	BGGKX
2, 3, 4, 5 Classes | Baillie Gifford EAFE Fund | Class 2
Prospectus:
Trading Symbol	BGETX
2, 3, 4, 5 Classes | Baillie Gifford EAFE Fund | Class 3
Prospectus:
Trading Symbol	BGEUX
2, 3, 4, 5 Classes | Baillie Gifford EAFE Fund | Class 4
Prospectus:
Trading Symbol	BGEFX
2, 3, 4, 5 Classes | Baillie Gifford EAFE Fund | Class 5
Prospectus:
Trading Symbol	BGEVX
2, 3, 4, 5 Classes | Baillie Gifford EAFE Choice Fund | Class 2
Prospectus:
Trading Symbol	BGCWX
2, 3, 4, 5 Classes | Baillie Gifford EAFE Choice Fund | Class 3
Prospectus:
Trading Symbol	BGCJX
2, 3, 4, 5 Classes | Baillie Gifford EAFE Choice Fund | Class 4
Prospectus:
Trading Symbol	BGCLX
2, 3, 4, 5 Classes | Baillie Gifford EAFE Choice Fund | Class 5
Prospectus:
Trading Symbol	BGCVX
2, 3, 4, 5 Classes | Baillie Gifford EAFE Pure Fund | Class 2
Prospectus:
Trading Symbol	BGPTX
2, 3, 4, 5 Classes | Baillie Gifford EAFE Pure Fund | Class 3
Prospectus:
Trading Symbol	BGPFX
2, 3, 4, 5 Classes | Baillie Gifford EAFE Pure Fund | Class 4
Prospectus:
Trading Symbol	BGPWX
2, 3, 4, 5 Classes | Baillie Gifford EAFE Pure Fund | Class 5
Prospectus:
Trading Symbol	BGPVX
2, 3, 4, 5 Classes | Baillie Gifford Emerging Markets Fund | Class 5
Prospectus:
Trading Symbol	BGEDX
2, 3, 4, 5 Classes | Baillie Gifford Emerging Markets Fund | Class 2
Prospectus:
Trading Symbol	BGEHX
2, 3, 4, 5 Classes | Baillie Gifford Emerging Markets Fund | Class 3
Prospectus:
Trading Symbol	BGELX
2, 3, 4, 5 Classes | Baillie Gifford Emerging Markets Fund | Class 4
Prospectus:
Trading Symbol	BGEPX
2, 3, 4, 5 Classes | Baillie Gifford Global Alpha Equity Fund | Class 3
Prospectus:
Trading Symbol	BGAEX
2, 3, 4, 5 Classes | Baillie Gifford Global Alpha Equity Fund | Class 2
Prospectus:
Trading Symbol	BGATX
2, 3, 4, 5 Classes | Baillie Gifford Global Alpha Equity Fund | Class 4
Prospectus:
Trading Symbol	BGALX
2, 3, 4, 5 Classes | Baillie Gifford Global Alpha Equity Fund | Class 5
Prospectus:
Trading Symbol	BGAVX
2, 3, 4, 5 Classes | Baillie Gifford International Equity Fund | Class 2
Prospectus:
Trading Symbol	BGITX
2, 3, 4, 5 Classes | Baillie Gifford International Equity Fund | Class 3
Prospectus:
Trading Symbol	BGIFX
2, 3, 4, 5 Classes | Baillie Gifford International Equity Fund | Class 4
Prospectus:
Trading Symbol	BGIUX
2, 3, 4, 5 Classes | Baillie Gifford International Equity Fund | Class 5
Prospectus:
Trading Symbol	BGIVX
2, 3, 4, 5 Classes | Baillie Gifford The Long Term Global Growth Equity Fund | Class 2
Prospectus:
Trading Symbol	BGLTX
2, 3, 4, 5 Classes | Baillie Gifford The Long Term Global Growth Equity Fund | Class 3
Prospectus:
Trading Symbol	BGLOX
2, 3, 4, 5 Classes | Baillie Gifford The Long Term Global Growth Equity Fund | Class 4
Prospectus:
Trading Symbol	BGLFX
2, 3, 4, 5 Classes | Baillie Gifford The Long Term Global Growth Equity Fund | Class 5
Prospectus:
Trading Symbol	BGADX